Partners' Capital (Details Textuals) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2016	Nov. 30, 2015	Aug. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sale of Units		1,790,840	1,080,448		14,250,000
Offering Costs, Partnership Interests		$ 592	$ 554
Net Proceeds from Issuance of Common Limited Partners Units		$ 59,000	$ 55,000	$ 1,200,000	$ 760,000	$ 59,000	$ 55,000	$ 1,962,000
Parent, general partner ownership percentage						2.00%	2.00%	2.00%
Partners' Capital Account, Units, Sold in Public Offering				21,500,000
Partners' Capital Account, Units, Sold in Private Placement					3,000,000
Days after the end of each quarter to receive cash distributions						45 days
Percentage of outstanding units voting as a single class to remove general partner						66.67%
Option on Securities [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sold in Public Offering				3,225,000	1,687,500
Williams Companies Inc [Member]
Business Acquisition [Line Items]
Parent, general partner ownership percentage						2.00%
Subsequent Event [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sale of Units	18,643
Offering Costs, Partnership Interests	$ 4
Net Proceeds from Issuance of Common Limited Partners Units	$ 414